UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Dryden Core Investment Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	1/31/2007

Date of reporting period:	7/31/2006

Item 1	–	Reports to Stockholders

Fees and Expenses (Unaudited)

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended July 31, 2006.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period. The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), 403(b) accounts, and 529 plan accounts. As of the close of the six months covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fee ($12.50 for the six month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), 403(b) accounts, and 529 plan accounts. As of the close of the six months covered by the table,

Dryden Core Investment Fund	1

IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Core Investment Fund/ Taxable Money Market Series	Beginning Account Value February 1, 2006	Ending Account Value July 31, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Actual	$1,000.00	$1,024.30	0.02%	$0.10
Hypothetical	$1,000.00	$1,024.70	0.02%	$0.10

* Series expenses are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended July 31, 2006, and divided by the 365 days in the Series’ fiscal year ending January 31, 2007 (to reflect the six-month period).

Dryden Core Investment Fund/ Short-Term Bond Series		Beginning Account Value February 1, 2006	Ending Account Value July 31, 2006	Annualized Expense Ratio	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,026.60	0.06%	$0.30
	Hypothetical	$1,000.00	$1,024.50	0.06%	$0.30

* Series expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended July 31, 2006, and divided by the 365 days in the Series’ fiscal year ended January 31, 2007 (to reflect the six-month period).

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Portfolio of Investments

as of July 31, 2006 (Unaudited)

Principal Amount (000)	Description	Value (Note 1)

Certificates of Deposit 22.7%
$225,000	Abbey National Treasury Services 5.29%, 8/9/06	$225,000,249
83,000	American Express Centurion 5.339%, 7/18/07	83,000,000
200,000	Bank of New York 4.55%, 10/27/06	200,000,000
122,500	Bank of Nova Scotia 4.805%, 10/31/06	122,499,253
150,000	Barclay Bank PLC 5.343%, 12/22/06(d)	149,988,836
63,000	BNP Paribas NY 5.272%, 3/6/07	62,991,665
140,000	Fortis Bank NV S.A. 4.30%, 9/28/06	140,000,000
50,000	HBOS Treasury Services PLC 4.50%, 10/16/06	50,000,000
95,000	5.315%, 4/27/07	95,000,000
150,000	National City Bank 5.36%, 10/12/06	150,013,510
100,000	Royal Bank of Scotland PLC 4.30%, 9/28/06	100,000,000
175,000	Skandinaviska Enskilda Banken AB 4.905%, 2/1/07	175,004,261
210,000	Societe Generale 4.50%, 10/13/06	210,000,000
150,000	4.81%, 10/30/06	150,000,000
75,000	State Street Bank and Trust Co. 5.47%, 1/16/07	74,999,038
400,000	Suntrust Banks, Inc. 5.295%, 2/9/07(b)	399,979,380
80,000	5.294%, 6/5/07(b)	80,000,000
100,000	4.86%, 8/14/06(b)	100,000,000
100,000	Toronto Dominion Bank 4.022%, 8/7/06	100,000,000
25,000	4.19%, 9/22/06	25,000,000
175,000	4.225%, 9/26/06	175,000,000
200,000	Unicredito Italiano S.P.A. 5.305%, 11/27/06	200,000,000
200,000	Wells Fargo Bank N.A. 5.28%, 8/4/06	199,999,834
22,072	5.30%, 8/7/06	22,072,000

		3,290,548,026

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	3

Portfolio of Investments

as of July 31, 2006 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value (Note 1)

Commercial Paper 35.1%
$ 36,625	Amsterdam Funding Corp., 144A 5.27%, 8/3/06(d)	$36,614,277
30,000	5.28%, 8/4/06(d)	29,986,800
80,000	5.27%, 8/8/06(d)	79,918,022
250,000	Bank of America Corp. 5.28%, 8/8/06(d)	249,743,333
200,000	5.39%, 9/18/06(d)	198,562,667
49,241	Barton Capital Corp., 144A 5.27%, 8/4/06(d)	49,219,375
185,000	5.30%, 8/3/06(d)	184,945,528
47,125	5.27%, 8/8/06(d)	47,076,710
195,000	BASF AG, 144A 5.28%, 8/9/06(d)	194,771,200
144,000	Bear Stearns & Co., Inc. 5.315%, 8/9/06(d)	143,829,920
40,000	Cafco LLC, 144A 4.83%, 8/28/06(d)	39,855,100
25,000	Caisse Nat Csse Epar Pre, 144A 5.28%, 8/8/06(d)	24,974,333
100,000	Cargill Global Fund PLC, 144A 5.24%, 8/8/06(d)	99,898,111
190,000	Citigroup Funding, Inc. 5.25%, 8/3/06(d)	189,944,583
126,000	5.25%, 8/4/06(d)	125,944,875
195,000	5.285%, 8/7/06(d)	194,827,987
159,000	5.31%, 8/10/06(d)	158,788,928
100,000	Falcon Asset Securitization Corp., 144A 5.35%, 8/22/06(d)	99,687,917
109,660	5.27%, 8/4/06(d)	109,611,841
50,000	5.30%, 8/7/06(d)	49,955,833
25,000	General Electric Capital Corp. 5.079%, 2/12/07(d)	24,312,219
200,000	Goldman Sachs Group, Inc., 144A 5.12%, 8/7/06	200,000,000
75,000	Greenwich Capital Holdings, Inc. 5.36%, 11/30/06	75,000,000
75,000	HSBC Finance Corp. M.T.N. 5.26%, 8/3/06	74,978,083
50,000	Kredietbank N.A. 5.29%, 8/11/06	49,926,528

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

$178,118	Long Lane Master Trust, 144A 5.39%, 8/29/06(d)	$177,371,290
100,000	Nayla Funding LLC, 144A 5.40%, 10/16/06(d)	98,860,000
50,000	5.26%, 8/15/06(d)	49,897,722
52,315	Park Granada LLC, 144A 5.28%, 8/7/06(d)	52,268,963
40,826	5.29%, 8/8/06(d)	40,784,006
49,449	5.30%, 8/8/06(d)	49,398,040
200,000	5.29%, 8/7/06(d)	199,823,667
60,000	Preferred Receivable Funding, 144A 5.37%, 8/24/06(d)	59,794,150
83,000	Prudential PLC, 144A 5.39%, 10/12/06(d)	82,105,260
100,000	5.38%, 10/16/06(d)	98,864,222
75,000	5.39%, 10/6/06(d)	74,258,875
20,000	Sanofi-Aventis, 144A 5.34%, 9/20/06(d)	19,851,667
190,000	Sheffield Receivables, 144A 5.26%, 8/7/06(d)	189,833,433
233,000	5.26%, 8/3/06(d)	232,931,865
100,000	5.30%, 8/2/06(d)	99,985,278
50,000	Skandinaviska Enskilda Banken AB 5.37%, 11/29/06(d)	49,999,184
125,000	5.37%, 11/27/06(d)	124,997,994
40,000	Swiss Refinancial Products, 144A 4.82%, 11/10/06(d)	39,459,089
27,078	Triple A-1 Funding, 144A 5.28%, 8/8/06(d)	27,050,200
134,000	Tulip Funding Corp., 144A 5.32%, 8/1/06(d)	134,000,000
87,156	5.39%, 10/23/06(d)	86,072,917
43,549	5.37%, 8/28/06(d)	43,373,606
141,000	5.37%, 8/30/06(d)	140,387,858
100,000	5.40%, 10/16/06(d)	98,860,000
95,000	Windmill Funding Corp. 5.27%, 8/4/06(d)	94,958,279

		5,097,561,735

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	5

Portfolio of Investments

as of July 31, 2006 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value (Note 1)

Loan Participations 0.8%
$ 60,000	Cargill Inc. 5.34%, 8/8/06(c)	$60,000,000
60,000	Cargill Global Fund PLC 5.40%, 8/25/06(c)	60,000,000

		120,000,000

Municipal Bonds 0.3%
26,335	Massachusetts St. Health & Educational, Harvard University 5.32%, 7/1/29(b)	26,335,000
13,000	New York City N.Y. HDC Related Westport Dev. 5.33%, 6/15/34(b)	13,000,000

		39,335,000

Other Corporate Obligations 35.2%
129,000	American Express Credit Corp. M.T.N. 5.434%, 8/3/07(b)	129,019,953
34,000	Citigroup, Inc. 5.50%, 8/9/06(b)	34,006,705
25,000	General Electric Capital Corp. 5.469%, 8/17/07(b) M.T.N.	25,000,000
10,000	5.526%, 9/18/06(b) M.T.N.	10,002,007
19,000	5.372%, 3/9/07(b) M.T.N.	19,014,167
111,000	5.445%, 7/9/07(b)	111,000,000
125,000	Genworth Life Insurance Co. 5.48%, 8/15/06(b)(c)	125,000,000
22,000	5.48%, 8/24/07(b)(c)	22,000,000
30,000	Goldman Sachs Group, Inc. 5.386%, 8/1/06(b) M.T.N.	30,000,000
89,220	5.647%, 1/9/07(b) M.T.N.	89,279,653
59,360	5.599%, 3/30/07(b) M.T.N.	59,404,995
80,000	5.262%, 5/11/07(b) M.T.N.	80,073,922
200,000	5.42%, 3/20/07(b)(c) P.N.	200,000,000
25,950	5.633%, 7/2/07(b)	25,983,091
50,000	HBOS Treasury Services M.T.N., 144A 5.315%, 8/9/07(b)	49,998,121
50,000	HSBC Finance Corp. M.T.N. 5.54%, 10/27/06(b)	50,008,290
324,000	5.324%, 8/6/07(b)	324,000,000
135,000	5.271%, 6/1/07(b)	135,057,122

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

$100,000	HSBC USA, Inc. M.T.N. 5.349%, 8/15/07(b)	$100,000,000
218,000	Irish Life and Permanent PLC M.T.N., 144A 5.409%, 8/21/07(b)	217,991,065
340,000	J.P. Morgan Chase M.T.N. 5.316%, 8/2/07(b)	340,000,000
126,625	Merrill Lynch & Co., Inc. M.T.N. 5.615%, 1/26/07(b)	126,716,210
49,725	5.345%, 2/27/07(b)	49,764,923
170,000	5.394%, 8/3/07(b)	170,000,000
184,000	5.599%, 7/11/07(b)	184,000,000
118,200	5.409%, 6/15/07(b)	118,275,994
40,000	5.632%, 7/9/07(b)	40,054,009
50,000	Metropolitan Life Insurance Co. 5.219%, 2/1/07(b)(c)	50,000,000
102,000	5.416%, 10/2/06(b)(c)	102,000,000
84,000	Metropolitan Life Insurance Co. of CT 5.405%, 7/8/07(b)(c)	84,000,000
200,000	Morgan Stanley 5.394%, 8/3/07(b) M.T.N.	200,000,000
177,000	5.468%, 8/27/07(b) M.T.N.	177,000,000
19,000	5.399%, 8/13/07(b)	19,010,168
144,000	5.366%, 8/3/07(b) M.T.N.	144,000,000
40,000	National City Bank of Cleveland M.T.N. 5.228%, 9/1/06(b)	40,000,620
30,000	5.346%, 10/12/06(b)	30,001,707
54,000	5.34%, 9/29/06(b)	53,997,712
40,000	5.488%, 4/2/07(b)	40,002,789
100,000	National City Bank of Indiana M.T.N. 5.375%, 1/25/07(b)	100,013,465
50,000	Nationwide Building Society, 144A 5.55%, 7/27/07(b)(d)	50,025,001
160,000	Nordea Bank AB, 5.325%, 8/9/07(b)	160,000,000
197,000	5.329%, 8/10/07 144A(b)	197,000,000
90,000	Paccar Financial Corp. M.T.N. 5.42%, 1/16/07(b)	89,975,712
36,000	Pacific Life Insurance Co. 5.461%, 7/13/07(b)(c)	36,000,000
180,000	Skandinaviska Enskilda Banken AB, 144A 5.369%, 8/16/07	180,000,000

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	7

Portfolio of Investments

as of July 31, 2006 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value (Note 1)

$ 50,000	Travelers Insurance Co. 5.277%, 2/23/07(b)(c)	$50,000,000
340,000	Wells Fargo & Co. 5.336%, 8/3/07(b)	340,000,001
89,000	Westpac Banking Corp. 5.34%, 7/11/07(b) M.T.N.	89,000,457
20,000	5.27%, 5/25/07 144A(b)	20,014,147

		5,117,692,006

Time Deposits 1.5%
68,268	Societe Generale 5.31%, 8/1/06	68,268,000
145,948	Toronto Dominion Bank 5.312%, 8/1/06	145,948,000

		214,216,000
U.S. Government Agencies 1.8%
24,235	Federal Home Loan Bank 2.875%, 8/15/06	24,224,133
200,000	Federal National Mortgage Association 5.217%, 9/7/06(b)	199,985,118
36,000	4.10%, 8/22/06	35,999,807

		260,209,058

Repurchase Agreements(e) 2.2%
125,000	BNP Paribas 5.30% dated 7/31/06 due 8/1/06, in the amount of $125,000,000 repurchase price $125,018,403 The value of collateral including accrued interest is $127,500,000	125,000,000
200,000	Greenwich Capital 5.29% dated 7/31/06 due 8/1/06, in the amount of $200,000,000 repurchase price $200,029,389 The value of collateral including accrued interest is $204,002,660.	200,000,000

		325,000,000
	Total Investments 99.6% (amortized cost $14,464,561,825)(a)	14,464,561,825
	Other assets in excess of liabilities 0.4%	64,030,374

	Net Assets 100.0%	$14,528,592,199

See Notes to Financial Statements.

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144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	The cost basis for federal income tax purposes is substantially the same as that used for financial statement purposes.
(b)	Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(c)	Indicates a security that has been deemed illiquid.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Repurchase agreements are collateralized by U.S Treasury or Federal agency obligations.

LLC—Limited Liability Company.

M.T.N.—Medium Term Note.

N.A. —National Association (National Bank).

P.N.—Promissory Note.

The Industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2006 was as follows:

Other Corporate Obligations	35.2%
Commercial Paper	35.1
Certificates of Deposit	22.7
Repurchase Agreements	2.2
U.S. Government Agencies	1.8
Time Deposits	1.5
Loan Participations	0.8
Municipal Bonds	0.3

99.6
Other assets in excess of liabilities	0.4

Total	100.0%

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	9

Statement of Assets and Liabilities

as of July 31, 2006 (Unaudited)

Assets
Investments, at amortized cost which approximates market value	$14,464,561,825
Cash	2,219
Interest receivable	81,237,287

Total assets	14,545,801,331

Liabilities
Dividend payable	16,911,601
Management fee payable	186,372
Accrued expenses	88,878
Transfer agent fee payable	16,822
Deferred trustees’ fee	5,459

Total liabilities	17,209,132

Net Assets	$14,528,592,199

Net assets were comprised of:
Common stock, at par	$14,528,603
Paid-in capital in excess of par	14,514,053,550

14,528,582,153
Undistributed net investment income	129,027
Accumulated net realized loss on investments	(118,981)

Net assets July 31, 2006	$14,528,592,199

Net asset value, offering price and redemption price per share ($14,528,592,199 ÷ 14,528,603,256 shares of $.001 par value common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

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Statement of Operations

Six Months Ended July 31, 2006 (Unaudited)

Net Investment Income
Income
Interest	$363,792,313

Expenses
Management fee	1,088,172
Insurance expense	291,000
Transfer agent’s fees and expenses (including affiliated expense of $50,000)	51,000
Custodian’s fees and expenses	40,000
Legal fees and expenses	32,000
Reports to shareholders	13,000
Audit fee	8,000
Trustees’ fees	5,000
Miscellaneous	1,878

Total expenses	1,530,050

Net investment income	362,262,263

Net Realized Loss On Investments:
Net realized loss on investment transactions	(16,932)

Net Increase In Net Assets Resulting From Operations	$362,245,331

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	11

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended July 31, 2006	Year Ended January 31, 2006
Increase (Decrease) In Net Assets
Operations
Net investment income	$362,262,263	$418,183,828
Net realized loss on investment transactions	(16,932)	(102,049)

Net increase in net assets resulting from operations	362,245,331	418,081,779

Dividends and distributions from Net Investment Income (Note 1)	(362,535,365)	(417,781,699)

Net proceeds from shares subscribed	62,271,645,316	107,293,543,359
Net asset value of shares issued to shareholders in reinvestment of dividends and distributions	266,544,478	409,944,391
Cost of shares reacquired	(62,448,950,327)	(105,188,887,557)

Net increase in net assets from Series share transactions	89,239,467	2,514,600,193

Total increase	88,949,433	2,514,900,273

Net Assets
Beginning of period	14,439,642,766	11,924,742,493

End of period(a)	$14,528,592,199	$14,439,642,766

(a) Includes undistributed net investment income of:	$129,027	$402,129

See Notes to Financial Statements.

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Portfolio of Investments

as of July 31, 2006 (Unaudited)

Description	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS 67.1%

ASSET BACKED SECURITIES 38.9%
Ace Securities Corp. Home Equity Loan, Ser. 2002-HE1, Class M1(a)	Aa2	6.04%	6/25/32	$1,048	$1,063,729
Ace Securities Corp. Home Equity Loan, Ser. 2005-HE2, Class M2(a)	Aa2	5.84	4/25/35	2,000	2,008,767
American Express Credit Account Master Trust, Ser. 2003-2, Class B(a)	A1	5.74	10/15/10	10,000	10,048,737
Ameriquest Mortgage Securities, Inc., Ser. 2003-6, Class AF4(a)	Aaa	4.33	8/25/33	1,931	1,887,816
Amortizing Residential Collateral Trust, Home Equity Loan, Ser. 2002-BC9, Class M1(a)	Aa2	6.49	12/25/32	2,997	3,002,944
CDC Mortgage Capital Trust Home Equity Loan, Ser. 2002-HE2, Class M2(a)	A2	6.89	1/25/33	881	881,931
Centex Home Equity, Home Equity Loan, Ser. 2003-B, Class M1(a)	Aa2	6.09	6/25/33	1,750	1,754,756
Centex Home Equity, Home Equity Loan, Ser. 2005-B, Class M1(a)	Aa1	5.79	3/25/35	3,000	3,011,945
Chase Credit Card Master Trust, Ser. 2003-3, Class B(a)	A2	5.72	10/15/10	9,800	9,845,850
Chase Credit Card Master Trust, Ser. 2003-6, Class C(a)	Baa2	6.17	2/15/11	18,000	18,223,553
Citibank Credit Card Issuance Trust, Ser. 2001-C1, Class C1(a)	Baa2	6.59	1/15/10	4,410	4,464,011
Citibank Credit Card Issuance Trust, Ser. 2002-C3, Class C3(a)	Baa2	6.47	12/15/09	4,000	4,044,450
Citigroup Mortgage Loan Trust Inc., Home Equity Loan, Ser. 2006-HE1, Class M2(a)	Aa2	5.73	1/25/36	2,500	2,502,991

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	13

Portfolio of Investments

as of July 31, 2006 (Unaudited) Cont’d.

Description	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2005-13, Class MV2(a)	Aa2	5.85%	4/25/36	$9,900	$9,951,777
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2006-13, Class 1AF1(a)	Aaa	5.52	1/25/37	13,246	13,246,000
Countrywide Home Equity Loan Trust, Ser. 2005-A, Class 2A(a)	Aaa	5.61	4/15/35	3,951	3,956,361
Countrywide Home Equity Loan Trust, Ser. 2005-B, Class 2A(a)	Aaa	5.55	5/15/35	4,215	4,217,147
Countrywide Home Equity Loan Trust, Ser. 2005-I, Class 2A(a)	Aaa	5.60	2/15/36	7,999	7,998,647
Countrywide Home Equity Loan Trust, Ser. 2006-B, Class 2A(a)	Aaa	5.54	8/15/31	10,666	10,667,221
CS First Boston Mortgage Securities Corp., Ser. 2001-HE25, Class M1(a)	Aaa	6.99	3/25/32	1,985	2,032,304
Discover Card Master Trust I Credit Card, Ser. 2003-4, Class B1(a)	A2	5.70	5/15/11	2,515	2,527,994
Discover Card Master Trust I Credit Card, Ser. 2003-4, Class B2(a)	A2	5.80	5/15/13	3,000	3,023,461
Discover Card Master Trust I Credit Card, Ser. 2004-1, Class B(a)	A2	5.55	4/16/10	6,000	6,001,919
Equifirst Mortgage Loan Trust, Ser. 2003-1, Class M2(a)	A2	7.29	12/25/32	1,000	1,010,159
Fieldstone Mortgage Investment Corp., Home Equity Loan, Ser. 2005-2, Class 2A3(a)	Aaa	5.76	12/25/35	2,608	2,618,049
Fieldstone Mortgage Investment Corp., Home Equity Loan, Ser. 2006-1, Class M2(a)	Aa2	5.77	5/25/36	3,289	3,292,168
Fieldstone Mortgage Investment Corp., Home Equity Loan, Ser. 2006-2, Class 2A2(a)	Aaa	5.56	7/25/36	3,000	2,999,942

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Description	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

First Franklin Mtg. Loan Asset Backed Cert., Home Equity Loan, Ser. 2005-FF2, Class M3(a)	Aa3	5.87%	3/25/35	$6,000	$6,037,787
First Franklin Mtg. Loan Asset Backed Cert., Home Equity Loan, Ser. 2005-FFH4, Class M4(a)	Aa3	6.04	12/25/35	3,500	3,524,035
First Franklin Mtg. Loan Asset Backed Cert., Home Equity Loan, Ser. 2006-FFH1, Class M2, 144A(a)	Aa2	5.79	1/25/36	2,000	2,006,692
First USA Credit Card Master Trust, Ser. 1997-8, Class B(a)	A1	5.73	5/17/10	1,550	1,555,135
GE Capital Credit Card Master Note Trust, Credit Card, Ser. 2004-1, Class B(a)	A2	5.67	6/15/10	1,900	1,902,201
GE Capital Credit Card Master Note Trust, Home Equity Loan, Ser. 2004-2, Class B(a)	A2	5.63	9/15/10	7,800	7,808,930
GE Capital Credit Card Master Note Trust, Ser. 2005-3, Class B(a)	A2	5.67	6/15/13	4,000	4,023,458
GE Corporate Aircraft Financing, Ser. 2005-1, Class A3(a)	Aaa	5.65	8/26/19	12,500	12,500,000
GE Dealer Floorplan Master Note Trust, Ser. 2006-1, Class B(a)	A1	5.58	4/20/11	8,500	8,499,873
GE Dealer Floorplan Master Note Trust, Ser. 2006-2, Class B(a)	A1	5.58	4/20/13	5,000	4,999,923
Gesea, Ser. 2005-1X, Reg S, Class A(a)	Aaa	5.62	11/17/20	13,067	13,103,417
GMAC Mortgage Corp. Loan Trust, Home Equity Loan, Ser. 2001-HE, Class 1A1(a)	Aaa	5.61	12/25/26	10,285	10,293,335
GMAC Mortgage Corp. Loan Trust, Home Equity Loan, Ser. 2004-HE4, Class A2(a)	Aaa	5.58	3/25/35	10,000	10,020,384
GMAC Mortgage Corp. Loan Trust, Home Equity Loan, Ser. 2005-HE, Class A2(a)	Aaa	5.54	2/25/36	7,775	7,784,448
GSAMP Trust Home Equity Loan, Ser. 2005-AHL, Class A1B(a)	Aaa	5.70	12/25/35	4,306	4,308,473

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	15

Portfolio of Investments

as of July 31, 2006 (Unaudited) Cont’d.

Description	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

GSAMP Trust Home Equity Loan, Ser. 2005-HE6, Class A2B(a)	Aaa	5.58%	11/25/35	$6,500	$6,504,059
GSAMP Trust Home Equity Loan, Ser. 2005- HE6, Class M2(a)	Aa2	5.84	11/25/35	4,500	4,518,744
GSAMP Trust Home Equity Loan, Ser. 2005-WMC, Class A2B(a)	Aaa	5.63	12/25/35	11,000	11,018,411
Home Equity Asset Trust, Home Equity Loan, Ser. 2002-4, Class M1	Aa2	6.39	3/25/33	2,051	2,052,702
Home Equity Asset Trust, Home Equity Loan, Ser. 2006-6, Class 2A4(a)	Aaa	5.64	11/25/36	14,500	14,500,000
Irwin Home Equity, Ser. 2006-2, Class 2A1, 144A(a)	Aaa	5.49	2/25/36	15,000	15,000,000
Ixis Real Estate Capital Trust, Home Equity Loan, Ser. 2006-HE1, Class A4(a)	Aaa	5.69	3/25/36	3,000	3,004,766
Marlin Leasing Receivables LLC, Equipment, Ser. 2003-1A, Class A, 144A(a)(c)	A2	2.90	5/15/08	981	977,303
Marlin Leasing Receivables LLC, Equipment, Ser. 2004-1A, Class A4(a), Private Placement	Aaa	5.67	5/15/11	10,000	10,001,245
Mellon Bank Home Equity Loan Trust, Home Equity Loan, Ser. 2001-1, Class A(a)	Aaa	5.62	3/20/27	1,260	1,263,101
Morgan Stanley ABS Capital I, Ser. 2002-NC6, Class M1(a)	Aa2	6.39	11/25/32	2,499	2,508,411
Morgan Stanley ABS Capital I, Ser. 2003-NC5, Class M3(a)	A3	7.69	4/25/33	642	645,887
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-AM3, Class M2(a)	A2	7.39	2/25/33	3,034	3,053,066
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-HE1, Class M2(a)	A2	6.69	7/25/32	1,138	1,152,448
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-NC5, Class M1(a)	Aa2	6.33	10/25/32	2,487	2,491,003
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-NC5, Class M2(a)	A2	6.99	10/25/32	2,033	2,038,212

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Description	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2003-NC3, Class M1(a)	Aa1	6.29%	3/25/33	$2,449	$2,454,293
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2003-NC3, Class M3(a)	A3	7.64	3/25/33	967	971,611
Morgan Stanley Home Equity Loan, Ser. 2005-2, Class M1(a)	Aa1	5.80	5/25/35	4,366	4,393,010
National City Credit Card Master Trust, Credit Card, Ser. 2006-1, Class B(a)	A2	5.52	3/15/13	6,000	6,007,303
National City Credit Card Master Trust, Credit Card, Ser. 2006-1, Class C(a)	Baa2	5.65	3/15/13	5,000	5,006,065
National Collegiate Student Loan Trust, Ser. 2006-1, Class A2(a)	Aaa	5.53	8/25/23	5,000	4,999,900
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2005-5, Class M2(a)	Aa2	5.81	12/25/35	8,000	8,040,729
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2005-5, Class M3(a)	Aa3	5.83	12/25/35	2,000	2,012,764
Popular ABS Mortgage Pass-Through Trust, Home Equity Loan, Ser. 2005-B, Class M1(a)	Aa1	5.87	8/25/35	4,552	4,583,545
Popular ABS Mortgage Pass-Through Trust, Home Equity Loan, Ser. 2006-B, Class A3(a)	Aaa	5.65	5/25/36	3,000	3,004,785
Quest Trust, Home Equity Loan, Ser. 2006-X1, Class A2(a)	Aaa	5.58	3/25/36	10,000	10,005,395
Renaissance Home Equity Loan Trust, Ser. 2003-1, Class A(a)	Aaa	5.82	6/25/33	1,490	1,493,713
Residential Asset Mortgage Products, Home Equity Loan, Ser. 2005-RZ2, Class AI3(a)	Aaa	5.66	5/25/35	5,000	5,009,934
Residential Asset Mortgage Products, Home Equity Loan, Ser. 2006-RZ3, Class M2(a)	Aa2	5.77	8/25/35	4,500	4,500,000

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	17

Portfolio of Investments

as of July 31, 2006 (Unaudited) Cont’d.

Description	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Residential Asset Securities Corp., Home Equity Loan, Ser. 2003-KS7, Class AIIB(a)	Aaa	5.71%	9/25/33	$1,533	$1,535,143
Residential Asset Securities Corp., Home Equity Loan, Ser. 2005-EMX5, Class A3(a)	Aaa	5.72	12/25/35	4,200	4,205,150
Residential Asset Securities Corp., Home Equity Loan, Ser. 2006-KS3, Class M2(a)	Aa2	5.73	4/25/36	4,500	4,506,662
Residential Asset Securities Corp., Home Equity Loan, Ser. 2002-KS7, Class A2(a)	Aaa	5.76	11/25/32	1,434	1,434,805
Residential Funding Mortgage Securities, Home Equity Loan, Ser. 2005-HS2, Class AII(a)	Aaa	5.57	12/25/35	6,854	6,857,489
Residential Funding Mortgage Securities, Home Equity Loan, Ser. 2006-HSA4, Class A(a)	Aaa	5.54	7/25/36	15,000	14,999,999
Securitized Asset Backed Receivables LLC Trust, Ser. 2006-FR3, Class A3(a)	Aaa	5.64	5/25/36	5,000	5,000,000
Sky Financial Medical Loan Securitization, Ser. 2001-A, Class A2, 144A	Aaa	6.95	12/15/11	4,999	5,037,925
Specialty Underwriting & Residential Finance, Home Equity Loan, Ser. 2005-BC4, Class A2C(a)	Aaa	5.74	9/25/36	4,000	4,017,679
Structured Asset Securities Corp., Home Equity Loan, Ser. 2005-WF4, Class M2(a)	Aa2	5.82	11/25/35	3,500	3,517,050
Structured Asset Securities Corp., Home Equity Loan, Ser. 2006-0W1, Class A3(a)	AAA(e)	5.55	12/25/35	4,000	4,000,000
Structured Asset Securities Corp., Home Equity Loan, Ser. 2006-0W1, Class A4, 144A(a)	AAA(e)	5.59	12/25/35	9,000	9,000,000
SVO Timeshare Mortgage Corp., Ser. 2001-AA, Class A, 144A	Aaa	5.47	10/20/13	1,334	1,328,149
Tal Advantage, LLC Ser. 2006-1, A	Aaa	5.46	4/20/21	9,750	9,750,000

Total asset backed securities (cost $452,642,625)					453,055,176

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

Description	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

COMMERCIAL MORTGAGE BACKED SECURITIES 3.0%
Bank of America Large Loan, Ser. 2005-MIB1, Class A1	Aaa	5.52%	8/15/07	$4,080	$4,079,652
Bank of America Large Loan, Ser. 2006-LAQ, Class A1, 144A(a)	Aaa	5.51	2/9/21	11,000	11,039,061
Bear Stearns Commercial Mortgage Securities, Ser. 2006-BBA7, Class A1, 144A(a)	Aaa	5.48	3/15/19	7,000	6,999,900
Commercial Mortgage Pass Through Cert., Ser 2006-CNL2, Class A2FL	AAA(e)	5.55	2/5/19	3,000	3,005,995
JP Morgan Chase Commercial Mortgage, Ser. 2006-FL1A, Class A1A(a)	Aaa	5.46	2/15/20	9,891	9,892,470

Total commercial mortgage backed securities (cost $34,970,471)					35,017,078

CORPORATE BONDS 24.6%

Banking 3.9%
BBVA US Senior SA Uniper, Gtd., Notes, 144A(a)	Aa2	5.58	4/17/09	10,000	10,001,860
Citigroup, Inc., Notes(a)	Aa1	5.42	6/9/09	2,070	2,075,223
HBOS Treasury Services PLC, Notes, M.T.N., 144A	Aa2	5.55	7/17/09	15,000	14,997,525
HSBC Finance Corp., Notes, M.T.N.(a)	Aa3	5.41	12/5/08	3,000	3,007,236
HSBC Finance Corp., Notes	Aa3	5.45	11/16/09	10,370	10,424,816
J.P. Morgan Chase & Co., Notes, M.T.N.(a)	Aa3	5.32	6/2/08	4,000	4,004,060

					44,510,720

Brokerage 4.5%
Goldman Sachs Group, Inc., M.T.N.(a)	Aa3	5.89	3/28/08	5,000	5,026,175
Lehman Brothers Holdings Inc., Notes, M.T.N.(a)	A1	5.41	11/10/09	16,900	16,969,864

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	19

Portfolio of Investments

as of July 31, 2006 (Unaudited) Cont’d.

Description	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Merrill Lynch & Co. Inc., Notes, M.T.N.(a)	Aa3	5.54%	9/9/09	$10,000	$10,042,220
Merrill Lynch & Co., Sr. Unsec’d. Notes, M.T.N.(a)	Aa3	5.58	1/30/09	6,000	6,003,426
Morgan Stanley, Notes, M.T.N.(a)	Aa3	5.28	2/9/09	15,000	15,022,785

					53,064,470

Building Materials & Construction 1.3%
Centex Corp., M.T.N.	Baa2	5.40	8/1/07	15,000	15,011,445

Cable 0.9%
Comcast Corp.	Baa2	5.80	7/14/09	10,000	10,012,330

Capital Goods 1.4%
Caterpillar Financial Services, Notes, M.T.N.(a)	A2	5.37	3/10/09	5,000	5,002,485
Erac USA Finance Co., Notes, 144A(a)	Baal	5.74	4/30/09	7,000	7,007,063
United Technologies Corp., Notes(a)	A2	5.28	6/1/09	5,000	4,999,660

					17,009,208

Foods 0.8%
Sabmiller PLC, Notes, 144A(a)	Baa1	5.78	7/1/09	10,000	9,997,230

Health Care Insurance 1.4%
United Health Group, Inc., Unsec’d. Notes(a)	A2	5.32	3/2/09	16,000	15,974,464

Insurance 0.8%
Lincoln National Corp., Sr. Unsec’d. Notes(a)	A3	5.59	4/6/09	10,000	10,002,680

Media & Entertainment 0.5%
Gannett Co. Inc., Unsec’d, Notes(a)	A2	5.41	5/26/09	6,000	6,003,216

Non-Captive Finance 5.5%
American Express Credit Corp., M.T.N.(a)	Aa3	5.43	5/19/09	8,000	7,999,064
Citigroup Inc., Notes(a)	A2	5.55	12/19/08	5,000	5,008,395
Countrywide Financial Corp., M.T.N.	A3	5.35	12/5/06	1,700	1,699,859

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

Description	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

General Electric Capital Corp., M.T.N.(a)	Aaa	5.30%	2/2/09	$8,300	$8,322,053
International Lease Finance Corp., M.T.N.(a)	A1	5.91	1/15/10	17,000	17,093,483
SLM Corp., Notes, M.T N.(a)	A2	5.69	1/26/09	4,000	4,012,964
SLM Corp., Notes, M.T.N.(a)	A2	5.63	7/25/09	20,000	20,011,240

					64,147,058

Oil & Gas Equipment & Services 0.9%
Conocophilips Australia Funding Co., Notes(a)	A1	5.61	4/9/09	10,000	10,011,280

Technology—Software/Services 1.8%
Cisco Systems Inc., Notes(a)	A1	5.27	2/20/09	6,000	6,008,232
Hewlett Packard Co., Sr. Unsec’d, Notes(a)	A3	5.34	5/22/09	10,000	10,005,090
Oracle Corp., Notes(a)	A3	5.73	1/13/09	5,000	5,004,545

					21,017,867

Telecommunications—Cellular 0.9%
Telefonica Emisiones SAU, Notes	Baa1	5.71	6/19/09	10,000	10,007,810

Total corporate bonds (cost $286,692,766)					286,769,778

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.6%
Federal National Mortgage Association, Ser. 2006-5, Class 3A1 (cost $7,042,683)	AAA	5.45	11/25/24	7,043	7,022,434

Total long-term investments (cost $781,348,545)					781,864,466

SHORT-TERM INVESTMENTS 36.3%

CERTIFICATES OF DEPOSIT 0.4%

Bank 0.4%
Washington Mutual Bank (cost $4,998,955)	A2	5.53	4/18/08	5,000	5,000,000

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	21

Portfolio of Investments

as of July 31, 2006 (Unaudited) Cont’d.

Description	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

COMMERCIAL PAPER 17.9%(b)
Computer Sciences Corp., 144A	P-2	5.36%	8/7/06	$14,918	$14,902,453
CVS Corp., 144A	P-2	5.39	8/10/06	25,000	24,962,569
Fortune Brands, 144A	P-2	5.44	9/18/06	20,000	19,851,911
Gannett, 144A	P-1	5.25	8/8/06	15,000	14,982,500
ITT Industries, Inc., 144A	P-2	5.47	9/22/06	14,100	13,986,452
Rockies Express Pipeline, 144A	P-2	5.68	9/26/06	6,500	6,441,543
Time Warner Cable, Inc., 144A	P-2	5.39	8/10/06	25,000	24,962,569
Verizon Communications, 144A	P-2	5.42	8/16/06	19,000	18,954,231
Vodafone Airtouch PLC, 144A	P-2	5.50	11/20/06	20,000	19,653,000
Walt Disney	P-2	5.36	8/08/06	200	199,762
Wellpoint, Inc., 144A	P-2	5.42	8/17/06	30,000	29,923,217
Wisconsin Energy Corp., 144A	P-2	5.42	8/18/06	20,000	19,945,800

Total commercial paper (cost $208,802,343)					208,766,007

CORPORATE BONDS 4.2%

Capital Goods 1.2%
Erac USA Finance Co., 144A	Baa1	6.75	5/15/07	13,545	13,608,810

Electrical Utilities 0.4%
Dominion Resources Inc., Sr. Notes	Baa2	3.66	11/15/06	5,000	4,972,650

Foods 1.3%
General Mills Inc., Notes	Baa2	5.13	2/15/07	15,200	15,164,174

Telecommunications—Cellular 0.4%
Verizon Wireless, Capital LLC, Notes	A2	5.38	12/15/06	5,000	4,998,910

Wireless 0.9%
Vodafone Group PLC(a)	A3	5.56	6/29/07	10,000	9,997,920

Total corporate bonds (cost $48,773,830)					48,742,464

LOAN PARTICIPATIONS 13.8%
Camden Property Trust(c)	NR	5.45	8/18/06	10,000	10,000,000
Duke Realty Corporation(c)	NR	5.42	8/9/06	25,000	25,000,000
ERP Operating Limited Partnership	NR	5.43	8/3/06	14,000	14,000,000

See Notes to Financial Statements.

22	Visit our website at www.jennisondryden.com

Description	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ERP Operating Limited Partnership(c)	NR	5.46%	8/24/06	$13,000	$13,000,000
Holland America Cruise Lines(c)	NR	5.41	8/11/06	12,000	12,000,000
Mack Cali Realty Corp.	NR	5.41	8/4/06	6,000	6,000,000
Murphy Oil Corporation	NR	5.45	8/1/06	39,180	39,180,000
New Plan Excel Realty Trust Inc.(c)	NR	5.45	8/16/06	15,000	15,000,000
Simon Property Group Inc.(c)	NR	5.45	8/15/06	15,000	15,000,000
Thermo Electron Corp.(c)	NR	5.44	8/8/06	12,050	12,050,000

Total loan participations (cost $161,230,000)					161,230,000

Total short-term investments (cost $423,805,128)					423,738,471

Total Investments 103.4% (cost $1,205,153,673)(d)					1,205,602,937
Liabilities in excess of other assets (3.4)%					(39,541,423)

Net Assets 100.0%					$1,166,061,514

The following abbreviations are used in the portfolio descriptions:

LLC—Limited Liability Company

M.T.N—Medium Term Note

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

*	The Fund’s current prospectus contains a description of Moody’s and Standard & Poor’s ratings.
(a)	Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate at period end.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Indicates a security that has been deemed illiquid.
(d)	The cost basis for federal income tax purposes is substantially the same as that used for financial statements purposes.
(e)	Standard & Poor’s Rating.

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	23

Portfolio of Investments

as of July 31, 2006 (Unaudited) Cont’d.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31,2006 was as follows:

Asset Backed Securities	38.9%
Commercial Paper	17.9
Loan Participations	13.8
Non-Captive Finance	5.5
Brokerage	4.5
Banking	3.9
Commercial Mortgage Backed Securities	3.0
Capital Goods	2.6
Foods	2.1
Technology-Software/Services	1.8
Health Care Insurance	1.4
Building Materials & Construction	1.3
Telecommunications—Cellular	1.3
Cable	0.9
Oil & Gas Equipment & Services	0.9
Wireless	0.9
Insurance	0.8
U.S. Government Agency Obligations	0.6
Media & Entertainment	0.5
Electrical Utilities	0.4
Certificates of Deposit	0.4

103.4
Liabilities in excess of other assets	(3.4)

100.0%

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

Statement of Assets and Liabilities

as of July 31, 2006 (Unaudited)

Assets
Unaffiliated investments, at value (cost $1,205,153,673)	$1,205,602,937
Cash	19,324
Interest receivable	3,839,766

Total assets	1,209,462,027

Liabilities
Payable for investments purchased	41,946,148
Dividend payable	1,336,458
Accrued expenses	82,366
Transfer agent fee payable	25,000
Management fee payable	10,541

Total liabilities	43,400,513

Net Assets	$1,166,061,514

Net assets were comprised of:
Common stock, at par	$116,507
Paid-in capital in excess of par	1,165,560,440

1,165,676,947
Distribution in excess of income	(27,205)
Accumulated net realized loss on investments	(37,492)
Net unrealized appreciation on investments	449,264

Net assets, July 31, 2006	$1,166,061,514

Net asset value, offering price and redemption price per share ($1,166,061,514 ÷ 116,506,792 shares of $.001 par value common stock issued and outstanding)	$10.01

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	25

Statement of Operations

Six Months Ended July 31, 2006 (Unaudited)

Net Investment Income
Income
Unaffiliated Interest	$15,190,188

Expenses
Management fee	143,887
Transfer agent’s fees and expenses (including affiliated expense of $50,000)	50,000
Custodian’s fees and expenses	37,000
Legal fees and expenses	17,000
Audit fee	8,000
Miscellaneous	13,284

Total expenses	269,171
Less: expense waiver (Note 2)	(100,720)

Net expenses	168,451

Net investment income	15,021,737

Net Realized And Unrealized Gain (Loss) On Investments
Net realized loss on investment transactions	(51,805)
Net change in unrealized appreciation on investments	415,503

Net gain on investments	363,698

Net Increase In Net Assets Resulting From Operations	$15,385,435

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended July 31, 2006	November 7, 2005(a) through January 31, 2006
Increase In Net Assets
Operations
Net investment income	$15,021,737	$4,371,856
Net realized gain (loss) on investment transactions	(51,805)	16,830
Net change in unrealized appreciation on investments	415,503	33,761

Net increase in net assets resulting from operations	15,385,435	4,422,447

Dividends from net investment income (Note 1)	(15,048,942)	(4,374,373)

Series share transactions
Net proceeds from shares subscribed	1,191,000,000	671,003,446
Net asset value of shares issued to shareholders in reinvestment of dividends	14,164,677	3,924,728
Cost of shares reacquired	(483,400,394)	(231,015,510)

Net increase in net assets from Series share transactions	721,764,283	443,912,664

Total increase	722,100,776	443,960,738

Net Assets
Beginning of period	443,960,738	—

End of period	$1,166,061,514	$443,960,738

(a)	Commencement of investment operations.

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	27

Notes to Financial Statements

(Unaudited)

Dryden Core Investment Fund (the “Fund”), is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company.

The Fund consists of six series—the Taxable Money Market Series, the Short-Term Bond Series, the Short-Term Municipal Bond Series, the National Municipal Money Market Series, the Government Money Market Series and the Treasury Money Market Series. The Short-Term Municipal Bond Series, the National Municipal Money Market Series, the Government Money Market Series and the Treasury Money Market Series have not yet commenced operations. The Taxable Money Market Series and the Short-Term Bond Series commenced investment operations on April 23, 1999 and November 7, 2005, respectively.

The investment objective of the Money Market Series is current income consistent with the preservation of capital and the maintenance of liquidity. The Money Market Series invests primarily in money market instruments maturing in 13 months or less whose ratings are within the two highest short-term ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality as determined by the Money Market Series’ investment advisors. The ability of the issuers of the securities held by the Money Market Series to meet their obligations may be affected by economic developments in a specific industry or region.

The investment objective of the Short-Term Bond Series is high current income consistent with the preservation of principal. Under normal circumstances, the Short-Term Bond Series will invest at least 80% of its investable assets in debt obligations with maturities of three years or less. These debt obligations will include money market obligations, bonds and other fixed income debt obligations such as U.S. Government securities (including U.S. Treasury bills, notes and bonds), mortgage-backed securities, asset-backed securities, foreign securities and other short-term debt obligations. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry or region.

Shares of the Money Market Series and the Short-Term Bond Series are available only to investment companies managed by Prudential Investments LLC (“PI”) and certain investment advisory clients of the subadvisor. At January 31, 2006, 100% of the shares outstanding were owned by such entities.

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Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Series, in the preparation of its financial statements.

Securities Valuation: The Money Market Series values portfolio securities at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the value shall be determined by or under the direction of the Board of Directors. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Director’s approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. For the Short-Term Bond Series, short-term securities which mature in more than sixty days are valued at current market quotations. Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value.

The Money Market Series may hold up to 10% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). The Short-Term Bond Series may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). The restricted securities held by the Series at January 31, 2006 include registration rights under which the Series may demand registration by the issuer. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Series’ policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, takes

Dryden Core Investment Fund	29

Notes to Financial Statements

(Unaudited) Cont’d

possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount and debt securities as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Federal Income Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the Money Market Series and the Short-Term Bond Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Money Market Series declares all of its net investment income and net realized short-term capital gains or losses, if any, as dividends daily to its shareholders of record at the time of such declaration. The Short-Term Bond Series declares all of its net investment income as dividends daily to its shareholders of record at the time of such declaration. Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which differ from generally accepted accounting principles

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

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Note 2. Agreements

The Series has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Series. In connection therewith, PIM is obligated to keep certain books and records of the Series. PI pays for the services of PIM, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

For its services, PI will be reimbursed for its direct costs, exclusive of any profit or overhead. The costs are accrued daily payable monthly. For the six months ended July 31, 2006, the costs were at an effective annual rate of .015% of the Money Market Series’ and 0.05% for the Short-Term Bond Series.

PI and PIM are indirect, wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Note 4. Portfolio Securities

The Short-Term Bond Series’ purchases and sales of investment securities, other than short-term investments, for the six months ended July 31, 2006, aggregated $586,961,120 and $75,965,492, respectively.

Note 5. Distributions and Tax Information

As of January 31, 2006, for federal income tax purposes, Taxable Money Market Series had a capital loss carryforward of approximately $100,200 which expires in 2014. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts. In addition, the Taxable Money Market Series elected to treat post-October capital losses

Dryden Core Investment Fund	31

Notes to Financial Statements

(Unaudited) Cont’d

of approximately $1,800 incurred in the three month period ended January 31, 2006 as having been incurred in the following fiscal year.

Note 6. Capital

	Taxable Money Market Series		Short-Term Bond Series*
	Shares	Amount	Shares	Amount
Six months ended July 31, 2006:
Shares sold	62,271,645,316	$62,271,645,316	119,012,987	$1,191,000,000
Shares issued in reinvestment of distributions	266,544,478	266,544,478	1,415,665	14,164,677
Shares reacquired	(62,448,950,327)	(62,448,950.327)	(48,313,126)	(483,400,394)

Net increase (decrease) in shares outstanding	89,239,467	$89,239,467	72,115,526	$721,764,283

Period or fiscal year ended January 31, 2006:
Shares sold	107,293,543,359	$107,293,543,359	67,100,344	$671,003,446
Shares issued in reinvestment of distributions	409,944,391	409,944,391	392,473	3,924,728
Shares reacquired	(105,188,887,557)	(105,188,887,557)	(23,101,551)	(231,015,510)

Net increase (decrease) in shares outstanding	2,514,600,193	$2,514,600,193	44,391,266	$443,912,664

*	Commenced operations on 11/7/05.

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Financial Highlights

(Unaudited)

JULY 31, 2006	SEMIANNUAL REPORT

Dryden Core Investment Fund

Financial Highlights

(Unaudited)

	Taxable Money Market Series
	Six Months Ended July 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.00

Net investment income and net realized gains	.02
Dividends and distributions to shareholders	(.02)

Net asset value, end of period	$1.00

Total Return(a):	2.43%
Ratios/Supplemental Data:
Net assets, end of period (000)	$14,528,592
Average net assets (000)	$15,002,291
Ratios to average net assets:
Expenses	.02	%(b)
Net investment income	4.87	%(b)

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Annualized.

See Notes to Financial Statements.

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Taxable Money Market Series
Year Ended January 31,
2006	2005	2004	2003	2002

$1.00	$1.00	$1.00	$1.00	$1.00

.03	.02	.01	.02	.04
(.03)	(.02)	(.01)	(.02)	(.04)

$1.00	$1.00	$1.00	$1.00	$1.00

3.46%	1.50%	1.20%	1.85%	4.12%

$14,439,643	$11,924,742	$12,769,580	$7,053,923	$6,724,703
$11,936,264	$13,091,919	$8,669,076	$7,105,089	$5,289,046

.02%	.02%	.03%	.03%	.03%
3.50%	1.50%	1.20%	1.84%	3.66%

See Notes to Financial Statements.

Dryden Core Investment Fund	35

Financial Highlights

(Unaudited) Cont’d

	Short-Term Bond Series
	Six Months Ended July 31, 2006		November 7, 2005(a) through January 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.00		$10.00

Income from investment operations:
Net investment income	.26		.10
Net realized and unrealized gain on investment transactions	.01		—	(b)

Total from investment operations	.27		.10

Less Dividends
Dividends from net investment income	(.26)		(.10)

Net asset value, end of period	$10.01		$10.00

Total Return(c):	2.66%		.95%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,166,062		$443,961
Average net assets (000)	$580,328		$415,749
Ratios to average net assets:
Expenses	.06	%(d)(e)	.08	%(d)(e)
Net investment income	5.22	%(d)(e)	4.47	%(d)(e)
Portfolio turnover rate	16	%(f)	7	%(f)

(a)	Commencement of investment operations.
(b)	Amount represents less than $.005 per share.
(c)	Total return is calculated assuming purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(d)	The Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes, and brokerage commissions). The Manager will reimburse the Fund .035% of average daily net assets. If the Manager had not reimbursed the Series, the expenses and the net investment income ratios would have been .09% and 5.18%, respectively, for the six months ended July 31, 2006 and .11% and 4.43%, respectively, for the period November 7, 2005 (commencement of investment operations) through January 31, 2006
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

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Approval of Advisory Agreements

The Board of Trustees (the “Board”) of Dryden Core Investment Fund (the “Trust”) oversees the management of the Taxable Money Market Series and the Short-Term Bond Series (each a “Fund,” and collectively, the “Funds”), each of which are series of the Trust, and, as required by law, determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC (“PI”) and the Funds’ subadvisory agreements with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including a majority of the Independent Trustees, met on June 7-8, 2006 and approved the renewal of the agreements through July 31, 2007, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meeting, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group was objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over one-year, three-year and five-year time periods ending December 31, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Trustees did not identify any single factor that was dispositive and each Trustee attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7-8, 2006.

The Trustees determined that the overall arrangements between the Funds and PI, which serves as the Funds’ investment manager pursuant to a management agreement, and between PI and PIM, which serves as each Fund’s subadvisor pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

Dryden Core Investment Fund

Approval of Advisory Agreements (continued)

Several of the material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and extent of services

The Board received and considered information regarding the nature and extent of services provided to the Funds by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisors for the Funds, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadvisor, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadvisor. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Trust. The Board also considered the investment subadvisory services provided by PIM, which it noted had been selected by PI, as well as adherence to the Funds’ investment restrictions and compliance with applicable Fund policies and procedures.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of each Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Funds by PIM, and that there was a reasonable basis on which to conclude that each Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

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Performance of the Funds

The Board noted that because the Fund is not registered under the Securities Act of 1933, and is not available for investment by individual investors, the performance of the Funds was not a significant factor. However, the Board reviewed the performance of the Funds over one-year, three-year and five-year periods, as applicable, and concluded that each Fund’s performance was satisfactory.

Fees and Expenses

PI does not receive a fee for providing management services to the Funds, therefore this factor was not considered by the Board. The Funds operate at cost.

Costs of Services and Profits Realized by PI

The Funds are operated at cost by PI; therefore this factor was not considered.

Economies of Scale

The Board did not consider economies of scale, because the Funds do not incur management fees.

Other Benefits to PI and PIM

The Board did not consider this factor, because the Funds are operated at cost.

Dryden Core Investment Fund

Item 2	–	Code of Ethics – Not required, as this is not an annual filing.

Item 3	–	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	–	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	–	Audit Committee of Listed Registrants – Not applicable.

Item 6	–	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	–	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	–	Controls and Procedures

	(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

	(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits

	(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

	(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Dryden Core Investment Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date September 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date September 25, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 25, 2006

*	Print the name and title of each signing officer under his or her signature.